Summary of Non-Vested (Restricted) Stock Activity (Detail) (Non-Vested (Restricted) Stock, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,373,249
Shares, Granted	124,043
Shares, Forfeited	(10,000)
Shares, Non-vested ending balance	2,487,292	2,373,249
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 38.75
Weighted-Average Grant Date Fair Value, Granted	$ 80.21	$ 69.66	$ 63.87
Weighted-Average Grant Date Fair Value, Forfeited	$ 68.36
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 40.70	$ 38.75